Rareview Longevity Income Generation Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2020

		Shares	Value
CLOSED-END FUNDS - 82.79%
Aberdeen Asia-Pacific Income Fund, Inc.		282,506	$1,155,450
BlackRock Debt Strategies Fund, Inc.		106,382	1,042,544
BlackRock MuniVest Fund, Inc.		94,526	837,500
BlackRock MuniYield Quality Fund III, Inc.		84,440	1,144,162
Brookfield Real Assets Income Fund, Inc.		20,859	355,229
DoubleLine Opportunistic Credit Fund		17,269	334,328
Eaton Vance Municipal Bond Fund		57,165	756,865
Eaton Vance Municipal Income Trust		46,467	601,283
Invesco High Income 2023 Target Term Fund		9,449	75,214
Invesco Value Municipal Income Trust		70,313	1,062,429
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.		139,366	813,897
Nuveen AMT-Free Quality Municipal Income Fund		78,840	1,146,334
Nuveen Preferred Securities Income Fund		61,210	555,175
Nuveen Quality Municipal Income Fund		81,334	1,191,543
PGIM Global High Yield Fund, Inc.		54,980	724,636
PGIM High Yield Bond Fund, Inc.		56,603	775,461
Pioneer Municipal High Income Advantage Trust		53,865	605,443
Western Asset Emerging Markets Debt Fund, Inc.		100,984	1,297,644
Western Asset High Income Opportunity Fund, Inc.		187,179	913,433
Total Closed-End Funds
(Cost $14,741,777)			15,388,570

COMMON STOCKS - 6.98%
AGNC Investment Corporation REIT		33,194	451,439
Annaly Capital Management, Inc. REIT		62,627	464,066
Chimera Investment Corporation REIT		4,289	38,558
New Residential Investment Corporation REIT		18,322	145,293
Two Harbors Investment Corporation REIT		36,438	197,858
Total Common Stocks
(Cost $1,180,591)			1,297,214

PURCHASED OPTIONS - 0.29% (a)(b)	Contracts	Notional Amount
Purchased Call Options - 0.29%
Crude Oil Futures
Expiration: December 2020, Exercise Price: $50.00	44	$1,813,680	33,000
Eurodollar 90 Day Futures
Expiration: March 2021, Exercise Price: $99.88	200	499,125	20,000
Total Purchased Options
(Cost $66,336)			53,000
		Shares
SHORT-TERM INVESTMENTS - 5.42%
Money Market Funds - 5.42% (c)(d)
Fidelity Investments Money Market Government Portfolio, Class I, 0.05%		1,007,796	1,007,796
Total Short-Term Investments
(Cost $1,007,796)			1,007,796
Total Investments
(Cost $16,996,500) - 95.48%			17,746,580
Other Assets in Excess of Liabilities - 4.52%			840,112
Total Net Assets - 100.00%			$18,586,692

REIT	- Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Held in connection with a written option, see Schedule of Written Options for further information.
(c)	The rate quoted is the annualized seven-day effective yield as of July 31, 2020.
(d)	A portion of this security has been committed as collateral for open written contracts and futures contracts. The total value of assets committed as collateral as of July 31, 2020 is $144,581.

Investment Valuation –

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks and real estate investment trusts (“REITs”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked prices will be used. To the extent that these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported net asset values (“NAV”).

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask prices across the exchanges where the options are principally traded. If the composite mean price is not available, last sale or settlement price may be used. For non-exchange traded options, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a futures contract trades immediately before the close of trading for the day. Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share. The Board has established a Valuation
Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board regularly reviews reports that describe any fair value determinations and methods.

The Fund has adopted authoritative fair value accounting standards which established an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
                These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of July 31, 2020:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Closed-End Funds	$15,388,570	$-	$-	$15,388,570
Common Stocks	1,297,214	-	-	1,297,214
Purchased Options	-	53,000	-	53,000
Short-Term Investments	1,007,796	-	-	1,007,796
Future Contracts(1)	-	17,751	-	17,751
Total	$17,693,580	$70,751	$-	$17,764,331

Liabilities
Written Call Options	$-	$(12,480)	$-	$(12,480)
Total	$-	$(12,480)	$-	$(12,480)

(1) Futures contracts are valued at the net unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts.

The Fund did not have any Level 3 investments during the period. For the period ended July 31, 2020, there were no transfers into or out of Level 3 securities.

Rareview Longevity Income Generation Fund
SCHEDULE OF WRITTEN OPTIONS (UNAUDITED)
July 31, 2020

WRITTEN OPTIONS	Contracts	Notional Amount	Value
Written Call Options
Crude Oil Futures
Expiration: December 2020, Exercise Price: $60.00	(44)	$(1,813,680)	$(7,480)
Eurodollar 90 Day Futures
Expiration: March 2021, Exercise Price: $100.25	(200)	(499,125)	(5,000)
Total Written Options
(Premiums received $30,397)			$(12,480)

Rareview Longevity Income Generation Fund
SCHEDULE OF OPEN FUTURES CONTRACTS (UNAUDITED)
JULY 31, 2020

Expiration Date	Issue	Number of Contracts Purchased	Notional Amount	Value*	Unrealized Appreciation (Depreciation)
LONG FUTURES CONTRACTS
6/14/21	Eurodollar 90 Day	80	$19,969,000	$-	$3,605
12/29/20	Gold	3	595,770	5,730	7,163
9/28/20	Palladium	1	214,530	1,040	15,928
				$6,770	$26,696
		Number of Contracts Sold
SHORT FUTURES CONTRACTS
12/19/22	Eurodollar 90 Day	(80)	$(19,960,000)	$(2,000)	$(8,945)
				$(2,000)	$(8,945)
				$4,770	$17,751
* Net value is variation margin receivable (payable).